Significant Accounting Policies (Tables)	12 Months Ended
Dec. 31, 2022
Accounting Policies [Abstract]
Schedule of property, plant and equipment
	%	Mainly %

Laboratory equipment	10	10

Computers, office furniture and equipment	6 - 33	33

Schedule of major customer data as a percentage of total revenues
	Year ended December 31,
	2022	2021	2020

Cipher Pharmaceuticals (Canada)	11%	12%	20%
Chong Kun Dang Pharmaceuticals Corp. (South Korea)	25%	24%	45%
Gebro Holding GmbH (Austria)	18%	23%	35%
Ewopharma AG (Switzerland)	46%	41%	-

Total	100%	100%	100%

schedule of outstanding share options and warrants
	Year ended December 31,
	2022	2021	2020

Options	27,002,200	18,422,700	11,923,400
Warrants	375,197,640	377,947,640	228,192,286

Total	402,199,840	396,370,340	240,115,686